Note 12 - Capital Raise	33 Months Ended
Sep. 30, 2012
Commitments Contingencies and Guarantees [Text Block]

NOTE 12 – CAPITAL RAISE

On November 8, 2010, the Company signed an agreement to retain the services of JARR Capital Corp. (“JARR Capital”) to act as its exclusive financial advisor and fiscal agent in connection with raising financing of an amount of $4,000,000 (the “Transaction”) and helping the Company to complete the acquisition of a service-based, valued-business enterprise and on February 17, 2011, the agreement was amended to increase the offering up to $5,000,000 at a price of $0.15 per unit.

JARR Capital’s agreement was effective until December 31, 2011 and they have not been able to raise the financing as per the above agreement.